Consolidated statement of comprehensive income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Statement of comprehensive income [abstract]
Net income		$ 1,651	$ 1,625	$ 392	$ 3,276	$ 1,604
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		(1,438)	(1,417)	1,795	(2,855)	1,957
Net gains (losses) on hedges of investments in foreign operations		843	798	(990)	1,641	(1,075)
Other comprehensive income, net of tax, exchange differences on translation		(595)	(619)	805	(1,214)	882
Net change in debt securities measured at FVOCI
Net gains (losses) on securities measured at FVOCI		(72)	56	47	(16)	91
Net (gains) losses reclassified to net income		(16)	(26)	(4)	(42)	(10)
Other comprehensive income, net of tax, debt securities		(88)	30	43	(58)	81
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		30	124	43	154	32
Net (gains) losses reclassified to net income		(38)	(148)	150	(186)	164
Other comprehensive income, net of tax, cash flow hedges		(8)	(24)	193	(32)	196
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		327	199	248	526	143
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		20	(35)	37	(15)	15
Net gains (losses) on equity securities designated at FVOCI		21	24	(38)	45	(2)
OCI, net of income tax, that will not be reclassified to profit or loss, net of tax		368	188	247	556	156
Total OCI	[1]	(323)	(425)	1,288	(748)	1,315
Comprehensive income		1,328	1,200	1,680	2,528	2,919
Comprehensive income (loss) attributable to non-controlling interests		4	4	(8)	8	(1)
Preferred shareholders and other equity instrument holders		51	30	30	81	61
Common shareholders		1,273	1,166	1,658	2,439	2,859
Comprehensive income attributable to equity shareholders		1,324	1,196	1,688	2,520	2,920
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations		42	11	(14)	53	(15)
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations		(46)	(15)	22	(61)	22
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income		(4)	(4)	8	(8)	7
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on securities measured at FVOCI		12	(25)	1	(13)	(11)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		6	9	2	15	4
Income tax (expense) benefit relating to debt securities of other comprehensive income		18	(16)	3	2	(7)
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges		(10)	(45)	(15)	(55)	(11)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		13	53	(54)	66	(59)
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		3	8	(69)	11	(70)
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans		(117)	(71)	(88)	(188)	(52)
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk		(8)	13	(14)	5	(6)
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI		(7)	(8)	13	(15)	0
Income tax (expense) benefit, Net gains (losses) not subject to subsequent reclassification to net income		(132)	(66)	(89)	(198)	(58)
Income tax (expense) benefit relating to components of other comprehensive income		$ (115)	$ (78)	$ (147)	$ (193)	$ (128)

[1]	Includes $25 million of losses for the quarter ended April 30, 2021 (January 31, 2021: $6 million of losses; April 30, 2020: $28 million of gains) and $31 million of losses for the six months ended April 30, 2021 (April 30, 2020: $24 million of gains), relating to our investments in equity-accounted associates and joint ventures.